FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value
Financial assets:
Restricted cash and investments	$ 5,169	$ 13,066
Financial liabilities:
Term Notes	35,012	38,219
Carrying Value
Financial assets:
Restricted cash and investments	5,169	13,066
Financial liabilities:
Term Notes	$ 41,225	$ 45,445